Document and Entity Information	Jun. 19, 2020
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jun. 19, 2020
Entity Registrant Name	MOLSON COORS BEVERAGE COMPANY
Entity File Number	001-14829
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	84-0178360
Entity Address, Address Line One	P.O. Box 4030, NH353
Entity Address, City or Town	Golden
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80401
City Area Code	303
Local Phone Number	927-2337
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000024545
Amendment Flag	false
Canada
Document Information [Line Items]
Entity Address, City or Town	Montréal
Entity Address, State or Province	QC
Entity Address, Postal Zip Code	H2L 2R5
Entity Address, Address Line Two	1555 Notre Dame Street East
Entity Address, Country	CA
City Area Code	514
Local Phone Number	521-1786
New York Stock Exchange Inc | Common Class A
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $0.01
Trading Symbol	TAP.A
Security Exchange Name	NYSE
New York Stock Exchange Inc | Common Class B
Document Information [Line Items]
Title of 12(b) Security	Class B Common Stock, par value $0.01
Trading Symbol	TAP
Security Exchange Name	NYSE
New York Stock Exchange Inc | Senior Notes Due 2024
Document Information [Line Items]
Title of 12(b) Security	1.25% Senior Notes due 2024
Trading Symbol	TAP
Security Exchange Name	NYSE